Loans and Borrowings (Tables)	12 Months Ended
Mar. 31, 2020
Borrowings [Abstract]
Summary of Contractual Terms of Corporation's Loans and Borrowings

This note provides information about the contractual terms of the Corporation’s loans and borrowings, which are measured at amortized cost.

	March 31,	March 31,
	2020	2019

Loans and borrowings:
Revolving facility of $5,000,000 secured through a first-ranking mortgage on all movable assets of Biodroga current and future, corporeal and incorporeal, and tangible and intangible. The Corporation is subject to certain financial covenants under this secured facility. As at March 31, 2020, Neptune was in compliance with these financial covenants. Amounts are net of transaction costs of $69,073. (i)	$3,180,927	$—

Loan, bearing interest at prime rate plus 1.70%, secured through a first-ranking mortgage on all movable assets of Biodroga current and future, corporeal and incorporeal, and tangible and intangible, reimbursed during the year.	—	2,846,501

Authorized bank line of credit of $2,500,000 bearing interest at prime rate plus 0.50%, reimbursed and extinguished during the year.	—	620,000

	3,180,927	3,466,501
Less current portion of loans and borrowings	3,180,927	3,466,501
Loans and borrowings	$—	$—
(i)

During the year ended March 31, 2020, Neptune closed a revolving line of credit with a large Canadian financial institution for an amount of $5,000,000 to support the nutraceutical segment. As at March 31, 2020, the Corporation has drawn banker’s acceptances for $3,250,000 with maturity dates from May 28, 2020 to June 1st, 2020. The banker’s acceptances bear interest at banker’s acceptances rate at issuance plus 2.45%.